SCHEDULE II - Condensed Financial Information Of Registrant Condensed Statements Of Cash Flows (Parent Company) (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash Flows From Operating Activities:
Net income attributable to Progressive		$ 3,350.9	$ 5,704.6	$ 3,970.3
Adjustments to reconcile net income attributable to Progressive to net cash provided by operating activities:
Amortization of equity-based compensation		100.7	89.4	90.2
Changes in:
Accounts payable, accrued expenses, and other liabilities		399.7	328.9	611.6
Income taxes		(86.0)	(23.1)	227.2
Other, net		26.1	(2.9)	(260.8)
Net cash provided by operating activities		7,761.7	6,905.6	6,261.6
Cash Flows From Investing Activities:
Acquisition of Protective	[1]	(313.2)	0.0	0.0
Acquisition of additional shares of ARX Holding Corp.		0.0	(243.0)	(11.2)
Net cash used in investing activities		(3,119.8)	(6,117.7)	(4,338.3)
Cash Flows From Financing Activities:
Dividends paid to common shareholders		(3,746.5)	(1,551.0)	(1,643.2)
Dividends paid to preferred shareholders		(26.8)	(26.8)	(26.8)
Repayments of Long-term Debt		(500.0)	0.0	0.0
Net proceeds from debt issuance		0.0	986.3	0.0
Acquisition of treasury shares for restricted stock tax liabilities		(67.2)	(68.7)	(84.4)
Acquisition of treasury shares acquired in open market		(155.8)	(42.9)	(6.9)
Net cash used in financing activities		(4,516.3)	(938.8)	(1,770.9)
Change in cash, cash equivalents, and restricted cash		125.6	(150.9)	152.4
Cash, cash equivalents, restricted cash, and restricted cash equivalents - beginning of year		76.5	227.4	75.0
Cash, cash equivalents, restricted cash, and restricted cash equivalents - end of year		202.1	76.5	227.4
Parent Company
Cash Flows From Operating Activities:
Net income attributable to Progressive		3,350.9	5,704.6	3,970.3
Adjustments to reconcile net income attributable to Progressive to net cash provided by operating activities:
Undistributed (income) loss from subsidiaries		(674.9)	(1,774.4)	(1,821.3)
Amortization of equity-based compensation		3.1	2.9	2.9
Changes in:
Intercompany receivable		86.6	(20.2)	(14.1)
Accounts payable, accrued expenses, and other liabilities		(311.6)	52.0	47.1
Income taxes		198.4	(52.2)	175.5
Other, net		59.0	40.4	(179.8)
Net cash provided by operating activities		2,711.5	3,953.1	2,180.6
Cash Flows From Investing Activities:
Additional investments in equity securities of consolidated subsidiaries		(397.3)	(27.1)	(152.8)
Acquisition of Protective		(337.5)	0.0	0.0
Acquisition of additional shares of ARX Holding Corp.		0.0	(233.2)	(5.4)
(Paid to) received from investment subsidiary		2,519.6	(2,989.7)	(253.1)
Net cash used in investing activities		1,784.8	(3,250.0)	(411.3)
Cash Flows From Financing Activities:
Dividends paid to common shareholders		(3,746.5)	(1,551.0)	(1,643.2)
Dividends paid to preferred shareholders		(26.8)	(26.8)	(26.8)
Repayments of Long-term Debt		(500.0)	0.0	0.0
Net proceeds from debt issuance		0.0	986.3	0.0
Acquisition of treasury shares for restricted stock tax liabilities		(67.2)	(68.7)	(84.4)
Acquisition of treasury shares acquired in open market		(155.8)	(42.9)	(6.9)
Loan to ARX Holding Corp.		0.0	0.0	(8.0)
Net cash used in financing activities		(4,496.3)	(703.1)	(1,769.3)
Change in cash, cash equivalents, and restricted cash		0.0	0.0	0.0
Cash, cash equivalents, restricted cash, and restricted cash equivalents - beginning of year		0.0	0.0	0.0
Cash, cash equivalents, restricted cash, and restricted cash equivalents - end of year		$ 0.0	$ 0.0	$ 0.0

[1]	See Note 17 – Acquisition for further discussion.